15007980

Nasdaq

Received SEC

SEP 09 2015

Washington, DC 20549

001-37552

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

September 9, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CENNAS

Dear Mr. Thomas:

This is to certify that on September 9, 2015 The Nasdaq Stock Market (the "Exchange") received from Double Eagle Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Class A Ordinary Share and one Warrant

Class A Ordinary Shares, par value $0.0001 per share

Warrants, exercisable for ½ of one Class A Ordinary Share

We further certify that the securities have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery